Reclassification of Operations of the Subsidiary Adexus S.A. as Discontinued Operations	12 Months Ended
Dec. 31, 2022
Reclassifiction of Operations of the Subsidiary Adexus S.A. as Discontinued Operations [Abstract]
Reclassification of Operations of the Subsidiary Adexus S.A. as Discontinued Operations

35. Reclassification of Operations of the Subsidiary Adexus S.A. as Discontinued Operations

On November 19, 2019, Adexus S.A. filed a petition for bankruptcy reorganization under Chilean Law 20.720 before the Chilean courts. As a result, the Company impaired the total investment in said subsidiary at the end of 2019. On January 9, 2020, the Company reported that the board of creditors of Adexus S.A. approved with the favorable vote of more than 80% of the pledgees and 85% of the secured creditors, respectively, the judicial reorganization agreement proposed by Adexus S.A. under the reorganization proceeding.

On December 27, 2021, the Company entered into a purchase and sale agreement for its entire interest (representing 100%) in Adexus S.A. The sale price was agreed at US$ 1. On January 5, 2022, the Judicial Court in this case approved the modification of the Judicial Reorganization Agreement filed by Adexus, which allows the transfer of Adexus S.A. shares.

The financial result and cash flow information of the discontinued operation related to Adexus S.A. is shown below:

In thousands of soles	2020	2021
Revenues	167,624	162,967
Operating costs	(157,268)	(157,299)
Gross profit	10,356	5,668

Administrative expenses	(18,896)	(21,698)
Other income and expenses, net	(1,664)	20
Operating loss	(10,204)	(16,010)

Financial expenses	(10,588)	(15,847)
Financial income	104	121
Loss before income tax	(20,688)	(31,736)
Income tax	3,764	4,962
Loss from discontinued operations	(16,924)	(26,774)

Net effect in consolidated	(16,924)	(26,774)

Cash flows relating to the discontinued operations are as follows:

Operating cash flows	27,894	786
Investing cash flows	(3,301)	(3,573)
Financing cash flows	(21,016)	8,449
Net increase generated in subsidiary	3,577	5,662